Catalyst Strategic Income Opportunities Fund
Schedule of Investments
December 31, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 35.8%	Par	Value
Bear Stearns Asset Backed Securities Trust
Series 2006-AC2, Class 22A1, 4.80% (1 mo. Term SOFR + 0.46%), 03/25/2036	$4,506,014	$518,192
Series 2006-AC2, Class 22A3, 4.80% (1 mo. Term SOFR + 0.46%), 03/25/2036	4,344,029	499,563
Countrywide Alternative Loan Trust, Series 2004-15, Class M, 6.82%, 09/25/2034 (a)	756,377	676,958
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-6, Class M, 17.37%, 05/25/2034 (a)	125,407	208,803
CSAB Mortgage-Backed Trust 2006-1, Series 2006-1, 7.05%, 06/25/2036	31,027,900	868,781
GSAA Home Equity Trust 2006-14, 5.01%, 09/25/2036	7,488,000	393,120
GSAA Home Equity Trust 2006-20, 4.65%, 12/25/2046	10,817,333	486,780
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2B, 4.98% (1 mo. Term SOFR + 0.61%), 01/19/2038	984,883	1,575,812
Merrill Lynch Mortgage Investors, Inc., Series 2005-A2, Class M1, 5.48%, 02/25/2035 (a)	2,797,336	2,098,002
Morgan Stanley Mortgage Loan Trust
Series 2007-6XS, Class 2A6M, 6.25%, 02/25/2047 (b)	2,825,000	155,375
Series 2007-6XS, Class 2A7M, 6.66%, 02/25/2047 (b)	13,191,000	725,505
New Century Alternative Mortgage Loan Trust 2006-A, 4.62%, 10/25/2036	3,171,000	130,804
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A3, 4.93% (1 mo. Term SOFR + 0.59%), 02/25/2037	8,339,596	959,053
Structured Asset Securities Corp., Series 2003-34A, Class B1II, 6.47%, 11/25/2033 (a)	846,035	524,542
TBW Mortgage-Backed Trust 2007-1, Series 2007-1, 6.89%, 03/25/2037	7,458,000	354,255
Washington Mutual Mortgage Pass-Through Certificat, Series Trust, 4.85% (TSFR1M + 51.45%), 02/25/2037	12,571,492	1,697,151
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/2045	141,470	128,031
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,995,662)		12,000,727

ASSET-BACKED SECURITIES - 30.9%	Par	Value
American Home Mortgage Investment Trust, Series 2007-A, Class 11A, 6.60% (6 mo. Term SOFR + 2.18%), 01/25/2037 (c)	7,461,756	1,585,623
Ameriquest Mortgage Securities, Inc. Asset-Backed Pa, Series 2005-R10, 6.63% (TSFR1M + 228.95%), 01/25/2036	1,650,824	2,434,965
CSMC Mortgage-Backed Trust 2007-1, Series 2007-1, 6.22%, 02/25/2037	10,415,000	624,900
CWABS Asset-Backed Certificates Trust 2006-9, Series 2006-9, 5.99%, 10/25/2046	214,989	281,636
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.00%, 02/25/2037 (a)(d)	16,898,170	1,402,548
RASC Trust, Series 2007-KS3, Class M2S, 5.19% (1 mo. Term SOFR + 0.85%), 04/25/2037	442,499	1,017,748
Saxon Asset Securities Trust
Series 2004-3, Class ES, 0.30%, 12/26/2034 (b)(d)	22,381,934	257,392
Series 2005-1, Class ES, 0.30%, 05/25/2035 (b)(d)	22,797,386	269,009
Series 2005-2, Class ES, 0.30%, 10/25/2035 (b)(d)	27,464,217	313,092
Series 2005-3, Class ES, 0.30%, 11/25/2035 (b)(d)	38,785,420	469,304
Series 2006-1, Class ES, 0.00%, 03/25/2036 (b)(d)	33,617,856	423,585
Series 2006-3, Class ES, 0.00%, 10/25/2046 (b)(d)	95,742,148	1,302,093
TOTAL ASSET-BACKED SECURITIES (Cost $10,485,316)		10,381,895

MORTGAGE-BACKED SECURITIES - 22.4%	Par	Value
Banc of America Mortgage Securities, Inc., Series 2008-A, Class 1A7, 0.30%, 01/20/2038 (d)	21,983,593	248,415
Chase Mortgage Finance Corp., Series 2024-4, Class A3X, 0.50%, 03/25/2055 (a)(c)(d)	17,961,793	287,389
Countrywide Alternative Loan Trust
Series 2005-27, Class 1X1, 1.24%, 08/25/2035 (a)(d)	4,005,657	160,226
Series 2007-12T1, Class A17, 6.00%, 06/25/2037 (d)	605,413	211,895
Series 2007-22, Class 2A5, 6.50%, 09/25/2037 (d)	571,736	182,955
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 2X, 1.20%, 03/25/2036 (d)	3,825,851	153,034
JP Morgan Mortgage Trust
Series 2019-7, Class B1X, 1.25%, 02/25/2050 (a)(c)(d)	4,360,725	239,840
Series 2019-7, Class B2X, 1.00%, 02/25/2050 (a)(c)(d)	7,326,368	320,529
Series 2019-8, Class B1X, 1.25%, 03/25/2050 (a)(c)(d)	7,370,849	414,610
Series 2019-8, Class B2X, 1.00%, 03/25/2050 (a)(c)(d)	11,056,718	497,552
Series 2019-8, Class B3X, 0.75%, 03/25/2050 (a)(c)(d)	7,086,569	248,030
RALI Trust
Series 2006-QO5, Class XC, 1.37%, 05/25/2046 (a)(d)	23,586,845	1,621,596
Series 2006-QO7, Class X1, 0.90%, 09/25/2046 (d)	17,960,171	763,307
Series 2006-QO9, Class AXP, 0.25%, 12/25/2046 (b)(d)	34,887,226	380,271
Series 2007-QS3, Class AV, 0.36%, 02/25/2037 (a)(d)	19,523,737	281,142
Residential Asset Securitization Trust, Series 2007-A9, Class AX, 7.00%, 09/25/2037 (a)(d)	2,027,234	542,285
Structured Asset Mortgage Investments, Inc., Series 2006-AR8, Class X, 0.40%, 10/25/2036 (d)	52,027,157	832,434
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR8, Class 3X2, 0.50%, 10/25/2046 (d)	7,281,743	145,635
TOTAL MORTGAGE-BACKED SECURITIES (Cost $7,480,893)		7,531,145

CORPORATE BONDS - 1.1%	Par	Value
Financial Services - 1.1%
Citigroup Global Markets Holdings, Inc./United States, 0.00% (N/A), 08/19/2041 (e)	700,000	365,877
TOTAL CORPORATE BONDS (Cost $491,385)		365,877

SHORT-TERM INVESTMENTS - 8.7%		Value
Money Market Funds - 8.7%	Shares
First American Treasury Obligations Fund - Class X, 4.40% (f)	2,913,163	2,913,163
TOTAL SHORT-TERM INVESTMENTS (Cost $2,913,163)		2,913,163

TOTAL INVESTMENTS - 98.9% (Cost $33,366,419)		33,192,807
Other Assets in Excess of Liabilities - 1.1%		368,930
TOTAL NET ASSETS - 100.0%		$33,561,737
two		–%
Percentages are stated as a percent of net assets.		–%

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(b)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $3,593,573 or 10.7% of the Fund’s net assets.

(d)	Interest only security.
(e)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2024.

(f)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Catalyst Strategic Income Opportunities Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$12,000,727	$–	$12,000,727
Asset-Backed Securities	–	10,381,895	–	10,381,895
Mortgage-Backed Securities	–	7,531,145	–	7,531,145
Corporate Bonds	–	365,877	–	365,877
Money Market Funds	2,913,163	–	–	2,913,163
Total Investments	$2,913,163	$30,279,644	$–	$33,192,807

Refer to the Schedule of Investments for further disaggregation of investment categories.